Cover	12 Months Ended
Aug. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement contains two prospectuses, as set forth below. ● Public Offering Prospectus. A prospectus to be used for the public offering of 2,000,000 shares of common stock of the Registrant (the “Public Offering Prospectus”) through the underwriter named on the cover page of the Public Offering Prospectus. ● Resale Prospectus. A prospectus to be used for the resale by the selling stockholders set forth therein of 1,000,000 shares of common stock of the Registrant (the “Resale Prospectus”). The Resale Prospectus is substantively identical to the Public Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers and back covers; ● they contain different Offering sections in the Prospectus Summary section beginning on page SS-2; ● they contain different Use of Proceeds sections on page SS-3; ● a Selling Stockholder section is included in the Resale Prospectus; ● a Selling Stockholder Plan of Distribution is inserted; and ● the Legal Matters section in the Resale Prospectus on page SS-7 deletes the reference to counsel for the underwriter. The Registrant has included in this Registration Statement a set of alternate pages after the back cover page of the Public Offering Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Resale Prospectus as compared to the Public Offering Prospectus. The Public Offering Prospectus will exclude the Alternate Pages and will be used for the public offering by the Registrant. The Resale Prospectus will be substantively identical to the Public Offering Prospectus except for the addition or substitution of the Alternate Pages and will be used for the resale offering by the selling stockholders.
Entity Registrant Name	EvoAir Holdings Inc.
Entity Central Index Key	0001700844
Entity Tax Identification Number	36-4838886
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	31-A2, Jalan 5/32A
Entity Address, Address Line Two	6 ½ Miles
Entity Address, Address Line Three	Off Jalan
Entity Address, City or Town	Kepong
Entity Address, Country	MY
Entity Address, Postal Zip Code	52000
City Area Code	603
Local Phone Number	6243 3379
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	212
Local Phone Number	947-7200